UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5867

                    OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.6%
--------------------------------------------------------------------------------------------------------------------------
ALABAMA--0.2%
 $       190,000       AL IDA Solid Waste Disposal (Pine City Fiber Company)       6.450%    12/01/2023   $       200,684
--------------------------------------------------------------------------------------------------------------------------
          55,000       AL IDA Solid Waste Disposal (Pine City Fiber Company)       6.450     12/01/2023            58,214
--------------------------------------------------------------------------------------------------------------------------
       5,775,000       Courtland, AL Industrial Devel. Board
                       (Champion International Corp.), Series A                    6.375     03/01/2029         5,823,510
--------------------------------------------------------------------------------------------------------------------------
          30,000       South Marengo County, AL Water & Fire
                       Protection Authority                                        7.700     05/01/2008            30,642
                                                                                                          ----------------
                                                                                                                6,113,050
--------------------------------------------------------------------------------------------------------------------------
ALASKA--0.2%
         260,000       AK Northern Tobacco Securitization Corp. (TASC)             5.375     06/01/2021           256,955
--------------------------------------------------------------------------------------------------------------------------
         330,000       AK Northern Tobacco Securitization Corp. (TASC)             5.500     06/01/2029           319,922
--------------------------------------------------------------------------------------------------------------------------
       5,170,000       AK Northern Tobacco Securitization Corp. (TASC)             6.500     06/01/2031         5,294,080
                                                                                                          ----------------
                                                                                                                5,870,957
--------------------------------------------------------------------------------------------------------------------------
ARIZONA--0.6%
       7,000,000       AZ Health Facilities Authority (American Baptist Estates)   7.750     11/15/2033         7,136,780
--------------------------------------------------------------------------------------------------------------------------
         520,000       Coconino County, AZ Pollution Control (Nevada
                       Power Company)                                              6.375     10/01/2036           530,774
--------------------------------------------------------------------------------------------------------------------------
       3,360,000       Gila County, AZ IDA (Asarco, Inc.)                          5.550     01/01/2027         3,108,739
--------------------------------------------------------------------------------------------------------------------------
         310,000       Maricopa County, AZ IDA (Sun King Apartments)               6.750     11/01/2018           270,162
--------------------------------------------------------------------------------------------------------------------------
         490,000       Maricopa County, AZ IDA (Sun King Apartments)               6.750     05/01/2031           400,477
--------------------------------------------------------------------------------------------------------------------------
          20,000       Navajo County, AZ IDA (Stone Container Corp.)               7.400     04/01/2026            20,705
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Phoenix, AZ IDA (America West Airlines)                     6.250     06/01/2019         1,628,600
--------------------------------------------------------------------------------------------------------------------------
       1,775,000       Phoenix, AZ IDA (Royal Paper Converting)                    7.000     03/01/2014         1,735,116
--------------------------------------------------------------------------------------------------------------------------
       1,385,000       Pima County, AZ IDA (Basis School)                          7.375     07/01/2034         1,410,623
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Pima County, AZ IDA (Desert Tech Schools)                   7.000     02/01/2024         1,003,740
--------------------------------------------------------------------------------------------------------------------------
         280,000       Tucson & Pima Counties, AZ IDA (Single Family Mtg.)         6.200     01/01/2034           285,118
                                                                                                          ----------------
                                                                                                               17,530,834
--------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.1%
          20,000       Little River County, AR (Georgia-Pacific Corp.)             5.600     10/01/2026            20,030
--------------------------------------------------------------------------------------------------------------------------
       2,160,000       North Little Rock, AR Residential Hsg.
                       Facilities Board RITES 1                                   12.723 2   02/20/2017         2,508,970
                                                                                                          ----------------
                                                                                                                2,529,000
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--11.3%
       2,500,000       CA County Tobacco Securitization Agency (TASC)              5.500     06/01/2033         2,401,500
--------------------------------------------------------------------------------------------------------------------------
         680,000       CA County Tobacco Securitization Agency (TASC)              5.750     06/01/2029           675,573
--------------------------------------------------------------------------------------------------------------------------
       2,610,000       CA County Tobacco Securitization Agency (TASC)              5.875     06/01/2035         2,584,370
--------------------------------------------------------------------------------------------------------------------------
       6,760,000       CA County Tobacco Securitization Agency (TASC)              5.875     06/01/2043         6,683,477
--------------------------------------------------------------------------------------------------------------------------
       2,375,000       CA County Tobacco Securitization Agency (TASC)              5.875     06/01/2043         2,348,115
--------------------------------------------------------------------------------------------------------------------------
       5,005,000       CA County Tobacco Securitization Agency (TASC)              5.875     06/01/2043         4,948,343
--------------------------------------------------------------------------------------------------------------------------
       1,480,000       CA County Tobacco Securitization Agency (TASC)              6.000     06/01/2038         1,482,013
--------------------------------------------------------------------------------------------------------------------------
         700,000       CA County Tobacco Securitization Agency (TASC)              6.000     06/01/2042           700,154
--------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA County Tobacco Securitization Agency (TASC)              6.125     06/01/2038         5,038,200
--------------------------------------------------------------------------------------------------------------------------
       2,720,000       CA Golden State Tobacco Securitization Corp.                5.500     06/01/2043         2,897,834
--------------------------------------------------------------------------------------------------------------------------
       3,625,000       CA Golden State Tobacco Securitization Corp.                6.250     06/01/2033         3,725,376
--------------------------------------------------------------------------------------------------------------------------
      13,180,000       CA Golden State Tobacco Securitization Corp.                6.625     06/01/2040        13,842,954
--------------------------------------------------------------------------------------------------------------------------
      23,855,000       CA Golden State Tobacco Securitization Corp.                6.750     06/01/2039        25,339,735
--------------------------------------------------------------------------------------------------------------------------


1        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
 $     1,510,000       CA Golden State Tobacco Securitization Corp. (TASC)         7.875%    06/01/2042   $     1,751,676
--------------------------------------------------------------------------------------------------------------------------
       7,320,000       CA Golden State Tobacco Securitization Corp. RITES 1       11.407 2   06/01/2043         9,234,473
--------------------------------------------------------------------------------------------------------------------------
       6,800,000       CA Golden State Tobacco Securitization Corp. RITES 1       12.352 2   06/01/2043         8,826,264
--------------------------------------------------------------------------------------------------------------------------
       3,790,000       CA Pollution Control Financing Authority
                       (Browning-Ferris Industries)                                6.875     11/01/2027         3,847,229
--------------------------------------------------------------------------------------------------------------------------
       4,945,000       CA Statewide CDA (Aspire Public Schools)                    7.250     08/01/2031         5,033,516
--------------------------------------------------------------------------------------------------------------------------
       5,000,000       CA Statewide CDA (Daughters of Charity)                     5.250     07/01/2035         5,157,950
--------------------------------------------------------------------------------------------------------------------------
       9,000,000       CA Statewide CDA (East Valley Tourist)                      9.250     10/01/2020         9,952,380
--------------------------------------------------------------------------------------------------------------------------
      19,000,000       CA Statewide CDA (East Valley Tourist)                     11.000     10/01/2020        19,582,350
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       CA Statewide CDA (Elder Care Alliance)                      8.250     11/15/2032         3,103,770
--------------------------------------------------------------------------------------------------------------------------
      14,400,000       CA Statewide CDA (Fairfield Apartments)                     7.250     01/01/2035        14,623,632
--------------------------------------------------------------------------------------------------------------------------
      32,904,000       CA Statewide CDA (United Airlines) 4,5                      5.700     10/01/2033        23,981,093
--------------------------------------------------------------------------------------------------------------------------
       4,500,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                           6.000     05/01/2037         4,506,345
--------------------------------------------------------------------------------------------------------------------------
       1,165,000       CA Statewide Financing Authority Tobacco
                       Settlement (TASC)                                           6.000     05/01/2043         1,165,326
--------------------------------------------------------------------------------------------------------------------------
       4,100,000       CA Valley Health System COP                                 6.875     05/15/2023         4,105,699
--------------------------------------------------------------------------------------------------------------------------
       9,010,000       CA Veterans GO                                              4.750     12/01/2018         9,187,047
--------------------------------------------------------------------------------------------------------------------------
      16,000,000       CA Veterans GO                                              4.900     12/01/2025        16,228,320
--------------------------------------------------------------------------------------------------------------------------
      17,000,000       CA Veterans GO                                              5.050     12/01/2036        17,331,840
--------------------------------------------------------------------------------------------------------------------------
       1,535,000       Lathrop, CA Special Tax Community Facilities
                       District No. 03-2                                           7.000     09/01/2033         1,560,189
--------------------------------------------------------------------------------------------------------------------------
       3,250,000       Long Beach, CA Harbor DRIVERS 1                            10.922 2   05/15/2027         4,035,785
--------------------------------------------------------------------------------------------------------------------------
       5,700,000       Los Angeles, CA Regional Airports Improvement Corp.
                       (Air Canada)                                                8.750     10/01/2014         5,669,448
--------------------------------------------------------------------------------------------------------------------------
      29,150,000       Los Angeles, CA Regional Airports Improvement Corp.
                       (American Airlines)                                         7.500     12/01/2024        30,561,443
--------------------------------------------------------------------------------------------------------------------------
       7,685,000       Los Angeles, CA Regional Airports Improvement Corp.
                       (Delta-Continental Airlines)                                9.250     08/01/2024         7,802,273
--------------------------------------------------------------------------------------------------------------------------
       9,800,000       Northern CA Tobacco Securitization Authority (TASC)         5.375     06/01/2041         9,109,982
--------------------------------------------------------------------------------------------------------------------------
       1,565,000       Northern CA Tobacco Securitization Authority (TASC),
                       Series A                                                    5.250     06/01/2031         1,483,072
--------------------------------------------------------------------------------------------------------------------------
       5,025,000       Southern CA Tobacco Securitization Authority (TASC)         5.500     06/01/2036         4,925,706
--------------------------------------------------------------------------------------------------------------------------
       8,550,000       Southern CA Tobacco Securitization Authority (TASC)         5.625     06/01/2043         8,200,733
--------------------------------------------------------------------------------------------------------------------------
       8,335,000       Southern CA Tobacco Securitization Authority (TASC)         6.000     06/01/2043         8,109,622
--------------------------------------------------------------------------------------------------------------------------
       2,680,000       Val Verde, CA Unified School District Special Tax           5.450     09/01/2036         2,712,240
                                                                                                          ----------------
                                                                                                              314,457,047
--------------------------------------------------------------------------------------------------------------------------
COLORADO--1.4%
       1,620,000       Beacon Point, CO Metropolitan District                      6.125     12/01/2025         1,612,386
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Beacon Point, CO Metropolitan District                      6.250     12/01/2035         1,983,680
--------------------------------------------------------------------------------------------------------------------------
       6,000,000       Central Marksheffel, CO Metropolitan District               7.250     12/01/2029         6,345,420
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       CO Educational & Cultural Facilities Authority
                       (Colorado Lutheran High School Assoc.)                      7.625     06/01/2034         2,123,820
--------------------------------------------------------------------------------------------------------------------------


2        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
 $     2,000,000       Denver, CO City & County Airport Special
                       Facilities (United Air Lines) 4,5                           6.875%    10/01/2032   $     1,726,580
--------------------------------------------------------------------------------------------------------------------------
       3,625,000       High Plains, CO Metropolitan District                       6.125     12/01/2025         3,644,394
--------------------------------------------------------------------------------------------------------------------------
       4,000,000       High Plains, CO Metropolitan District                       6.250     12/01/2035         4,018,760
--------------------------------------------------------------------------------------------------------------------------
       3,725,000       Highline Business Improvement District
                       (Littleton, CO)                                             5.250     12/15/2019         2,528,344
--------------------------------------------------------------------------------------------------------------------------
      11,000,000       Lincoln Park, CO Metropolitan District                      7.750     12/01/2026        11,785,180
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Southlands, CO Medical District                             7.000     12/01/2024         1,101,550
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Southlands, CO Medical District                             7.125     12/01/2034         2,199,780
                                                                                                          ----------------
                                                                                                               39,069,894
--------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.1%
       1,500,000       CT Devel. Authority Airport Facility (Learjet)              7.950     04/01/2026         1,783,530
--------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.4%
       1,005,000       District of Columbia Tobacco Settlement Financing Corp.     6.500     05/15/2033         1,064,958
--------------------------------------------------------------------------------------------------------------------------
      23,820,000       District of Columbia Tobacco Settlement Financing Corp.     6.750     05/15/2040        24,895,711
--------------------------------------------------------------------------------------------------------------------------
       5,575,000       Metropolitan Washington, D.C. Airport Authority ROLs 1     11.422 2   10/01/2032         6,545,273
--------------------------------------------------------------------------------------------------------------------------
       6,580,000       Metropolitan Washington, D.C. Airport Authority,
                       Series A                                                   11.422 2   10/01/2020         7,305,971
                                                                                                          ----------------
                                                                                                               39,811,913
--------------------------------------------------------------------------------------------------------------------------
FLORIDA--8.9%
       2,750,000       Beacon, FL Tradeport Community Devel. District RITES 1     12.793 2   05/01/2032         3,726,030
--------------------------------------------------------------------------------------------------------------------------
       7,625,000       Bonnet Creek, FL Resort Community Devel.
                       District Special Assessment                                 7.500     05/01/2034         8,215,328
--------------------------------------------------------------------------------------------------------------------------
       1,900,000       Dade County, FL IDA (Miami Cerebral Palsy Residence)        8.000     06/01/2022         1,938,570
--------------------------------------------------------------------------------------------------------------------------
       8,460,000       FL Capital Projects Finance Authority CCRC
                       (Glenridge on Palmer Ranch)                                 8.000     06/01/2032         9,248,134
--------------------------------------------------------------------------------------------------------------------------
         715,000       FL Capital Trust Agency (American Opportunity)              8.250     12/01/2038           662,419
--------------------------------------------------------------------------------------------------------------------------
      24,400,000       FL Capital Trust Agency (Seminole Tribe Convention)         8.950     10/01/2033        27,457,076
--------------------------------------------------------------------------------------------------------------------------
      68,410,000       FL Capital Trust Agency (Seminole Tribe Convention)        10.000     10/01/2033        77,375,815
--------------------------------------------------------------------------------------------------------------------------
      28,230,000       FL Capital Trust Agency Multifamily Affordable Hsg.,
                       Series C                                                    8.125     10/01/2038        28,002,184
--------------------------------------------------------------------------------------------------------------------------
         260,000       FL HFA (Multifamily Hsg.), Series I                         6.625     07/01/2028           249,584
--------------------------------------------------------------------------------------------------------------------------
         570,000       FL HFA (Multifamily Hsg.), Series I-1                       6.100     01/01/2009           572,787
--------------------------------------------------------------------------------------------------------------------------
       1,660,000       FL HFC (Tallahassee Augustine Club Apartments)              8.250     10/01/2030         1,544,763
--------------------------------------------------------------------------------------------------------------------------
       5,225,000       FL HFC (Westchase Apartments)                               6.610     07/01/2038         4,551,445
--------------------------------------------------------------------------------------------------------------------------
         665,000       Grand Haven, FL Community Devel. District
                       Special Assessment, Series B                                6.900     05/01/2019           671,690
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Hillsborough County, FL IDA (National Gypsum Company)       7.125     04/01/2030         2,250,180
--------------------------------------------------------------------------------------------------------------------------
       4,250,000       Hillsborough County, FL IDA (Senior Care Group)             6.700     07/01/2021         4,245,325
--------------------------------------------------------------------------------------------------------------------------
       3,500,000       Hillsborough County, FL IDA (Senior Care Group)             6.750     07/01/2029         3,434,200
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Jacksonville, FL Economic Devel. Corp. (Met
                       Packaging Solutions)                                        5.500     10/01/2030         1,568,340
--------------------------------------------------------------------------------------------------------------------------
       4,500,000       Jacksonville, FL Health Facilities Authority ROLs 1        11.542 2   11/15/2032         5,400,270
--------------------------------------------------------------------------------------------------------------------------


3        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
 $     1,225,000       Keys Cove, FL Community Devel. District                     5.875%    05/01/2035   $     1,235,560
--------------------------------------------------------------------------------------------------------------------------
      13,340,000       Martin County, FL IDA (Indiantown Cogeneration)             7.875     12/15/2025        13,577,719
--------------------------------------------------------------------------------------------------------------------------
         670,000       Martin County, FL IDA (Indiantown Cogeneration)             8.050     12/15/2025           681,946
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Miami Beach, FL Health Facilities Authority
                       (Mt. Sinai Medical Center)                                  6.700     11/15/2019         1,091,860
--------------------------------------------------------------------------------------------------------------------------
         500,000       Miami Beach, FL Health Facilities Authority
                       (Mt. Sinai Medical Center)                                  6.800     11/15/2031           549,145
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Miami, FL Health Facilities Authority (Mercy
                       Hospital) IRS                                               7.370 2   08/15/2015         2,085,720
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Orange County, FL Health Facilities Authority
                       (Orlando Lutheran Towers)                                   8.750     07/01/2026         1,628,910
--------------------------------------------------------------------------------------------------------------------------
         685,000       Palm Beach County, FL Multifamily (Boynton
                       Apartments)                                                 8.000     01/01/2014           377,230
--------------------------------------------------------------------------------------------------------------------------
          15,000       Pinellas County, FL Educational Facilities
                       Authority (Eckerd College) 1                                7.750     07/01/2014            15,025
--------------------------------------------------------------------------------------------------------------------------
       1,750,000       Reunion East, FL Community Devel. District                  5.800     05/01/2036         1,781,290
--------------------------------------------------------------------------------------------------------------------------
      10,000,000       Reunion East, FL Community Devel. District,
                       Series A                                                    7.375     05/01/2033        11,045,100
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Reunion West, FL Community Devel. District
                       Special Assessment                                          6.250     05/01/2036         2,075,760
--------------------------------------------------------------------------------------------------------------------------
       3,965,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                                 7.500     05/01/2010         3,935,619
--------------------------------------------------------------------------------------------------------------------------
       5,880,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                                 7.500     05/01/2015         5,785,332
--------------------------------------------------------------------------------------------------------------------------
       1,145,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                                 7.500     05/01/2021         1,116,135
--------------------------------------------------------------------------------------------------------------------------
      10,395,000       Sanford, FL Airport Facilities Authority
                       (Central Florida Terminals)                                 7.750     05/01/2021        10,392,089
--------------------------------------------------------------------------------------------------------------------------
       4,475,000       Seminole County, FL IDA (Progressive Health)                7.500     03/01/2035         4,505,699
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       Town Center, FL at Palm Coast Community Devel. District     6.000     05/01/2036         3,044,130
                                                                                                          ----------------
                                                                                                              246,038,409
--------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.0%
       3,000,000       Atlanta, GA Devel. Authority Student Hsg.
                       (ADA/CAU Partners)                                          6.250     07/01/2036         3,329,880
--------------------------------------------------------------------------------------------------------------------------
         140,000       Atlanta, GA Urban Residential Finance Authority
                       (Spring Branch Apartments)                                  8.500     04/01/2026           137,770
--------------------------------------------------------------------------------------------------------------------------
       3,075,000       Brunswick & Glynn County, GA Devel. Authority
                       (Coastal Community Retirement Corp)                         7.250     01/01/2035         3,245,078
--------------------------------------------------------------------------------------------------------------------------
          75,000       Charlton County, GA Solid Waste Management Authority
                       (Chesser Island Road Landfill)                              7.375     04/01/2018            75,354
--------------------------------------------------------------------------------------------------------------------------
         100,000       McDuffie County, GA County Devel. Authority
                       (Temple-Inland)                                             6.950     12/01/2023           113,184
--------------------------------------------------------------------------------------------------------------------------
       3,580,000       Rockdale County, GA Devel. Authority
                       (Visy Paper)                                                7.400     01/01/2016         3,704,226
--------------------------------------------------------------------------------------------------------------------------
      14,500,000       Rockdale County, GA Devel. Authority
                       (Visy Paper)                                                7.500     01/01/2026        15,003,150
--------------------------------------------------------------------------------------------------------------------------
         425,000       Savannah, GA EDA (Skidway Health & Living Services)         7.400     01/01/2024           444,070
--------------------------------------------------------------------------------------------------------------------------
       2,450,000       Savannah, GA EDA (Skidway Health & Living Services)         7.400     01/01/2034         2,557,849
                                                                                                          ----------------
                                                                                                               28,610,561
--------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
       2,500,000       HI Department of Budget & Finance RITES 1                  10.178 2   12/01/2022         2,880,400
--------------------------------------------------------------------------------------------------------------------------


4        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30,2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
HAWAII CONTINUED
 $     2,125,000       HI Department of Budget & Finance RITES 1                  10.575% 2  09/01/2032   $     2,409,113
--------------------------------------------------------------------------------------------------------------------------
       8,100,000       HI Department of Budget & Finance Special Purpose
                       (Kahala Nui)                                                8.000     11/15/2033         8,879,625
--------------------------------------------------------------------------------------------------------------------------
       4,065,000       HI Department of Transportation (Continental Airlines)      7.000     06/01/2020         3,656,346
                                                                                                          ----------------
                                                                                                               17,825,484
--------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
       3,000,000       ID Health Facilities Authority (Valley Vista Care Corp.)    7.875     11/15/2022         3,015,120
--------------------------------------------------------------------------------------------------------------------------
ILLINOIS--3.3%
       8,000,000       Caseyville, IL Tax (Forest Lakes)                           7.000     12/30/2022         8,054,720
--------------------------------------------------------------------------------------------------------------------------
       8,000,000       Centerpoint, IL Intermodal Center Program                   8.000     06/15/2023         7,788,960
--------------------------------------------------------------------------------------------------------------------------
      11,645,000       Chicago, IL O'Hare International Airport
                       (American Airlines)                                         8.200     12/01/2024        10,567,721
--------------------------------------------------------------------------------------------------------------------------
       8,050,000       Chicago, IL O'Hare International Airport RITES 1           14.136 2   01/01/2029        12,062,442
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Chicago, IL O'Hare International Airport ROLs 1            10.408 2   01/01/2034         2,171,680
--------------------------------------------------------------------------------------------------------------------------
       1,375,000       Godfrey, IL (United Methodist Village)                      5.875     11/15/2029         1,211,389
--------------------------------------------------------------------------------------------------------------------------
      23,500,000       IL Devel. Finance Authority (Citgo Petroleum Corp.)         8.000     06/01/2032        26,901,390
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       IL Health Facilities Authority                              6.900     11/15/2033         1,538,895
--------------------------------------------------------------------------------------------------------------------------
       2,125,000       IL Health Facilities Authority RITES 1                     10.844 2   02/15/2025         2,528,750
--------------------------------------------------------------------------------------------------------------------------
          10,000       IL Hsg. Devel. Authority (Multifamily Hsg.), Series A       7.100     07/01/2026            10,014
--------------------------------------------------------------------------------------------------------------------------
         500,000       Peoria, IL Hsg. (Peoria Oak Woods Apartments)               7.750     10/15/2033           492,360
--------------------------------------------------------------------------------------------------------------------------
      18,022,581       Robbins, IL Res Rec (Robbins Res Rec Partners)              7.250     10/15/2024        18,100,258
                                                                                                          ----------------
                                                                                                               91,428,579
--------------------------------------------------------------------------------------------------------------------------
INDIANA--1.7%
       2,105,000       East Chicago, IN Pollution Control (Ispat
                       Inland Steel Company)                                       6.800     06/01/2013         2,114,094
--------------------------------------------------------------------------------------------------------------------------
      13,925,000       IN Devel. Finance Authority (Inland Steel)                  7.250     11/01/2011        14,759,525
--------------------------------------------------------------------------------------------------------------------------
       1,690,000       IN Health Facility Financing Authority RITES 1             12.309 2   11/01/2031         2,065,890
--------------------------------------------------------------------------------------------------------------------------
       2,500,000       IN Health Facility Financing Authority RITES 1             12.323 2   11/01/2031         3,056,050
--------------------------------------------------------------------------------------------------------------------------
      17,500,000       North Manchester, IN (Estelle Peabody Memorial Home)        7.250     07/01/2033        17,874,325
--------------------------------------------------------------------------------------------------------------------------
       7,120,000       Vincennes, IN Economic Devel. (Southwest
                       Indiana Regional Youth Village)                             6.250     01/01/2024         7,102,912
                                                                                                          ----------------
                                                                                                               46,972,796
--------------------------------------------------------------------------------------------------------------------------
IOWA--2.1%
         900,000       IA Finance Authority Retirement Community
                       (Friendship Haven)                                          6.125     11/15/2032           909,900
--------------------------------------------------------------------------------------------------------------------------
      21,905,000       IA Tobacco Settlement Authority (TASC)                      5.300     06/01/2025        20,800,988
--------------------------------------------------------------------------------------------------------------------------
      37,655,000       IA Tobacco Settlement Authority (TASC)                      5.600     06/01/2035        35,842,288
                                                                                                          ----------------
                                                                                                               57,553,176
--------------------------------------------------------------------------------------------------------------------------
KANSAS--0.1%
       1,300,000       Lenexa, KS Multifamily Hsg. (Meadows Apartments)            7.950     10/15/2035         1,243,489
--------------------------------------------------------------------------------------------------------------------------
         550,000       Sedgwick & Shawnee Counties, KS Hsg. (Single Family)        7.600     12/01/2031           583,358
                                                                                                          ----------------
                                                                                                                1,826,847


5        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
KENTUCKY--3.6%
 $     1,500,000       Boone County, KY Pollution Control
                       (Dayton Power & Light Company)                              6.500%    11/15/2022   $     1,546,500
--------------------------------------------------------------------------------------------------------------------------
      13,045,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines)                                            6.125     02/01/2022         9,856,411
--------------------------------------------------------------------------------------------------------------------------
      34,305,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines)                                            7.125     02/01/2021        28,810,711
--------------------------------------------------------------------------------------------------------------------------
         100,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines)                                            7.250     02/01/2022            85,022
--------------------------------------------------------------------------------------------------------------------------
      20,145,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines) 1                                          7.500     02/01/2012        18,535,616
--------------------------------------------------------------------------------------------------------------------------
      25,550,000       Kenton County, KY Airport Special Facilities
                       (Delta Airlines)                                            7.500     02/01/2020        22,288,798
--------------------------------------------------------------------------------------------------------------------------
       2,165,000       Kenton County, KY Airport Special Facilities
                       (Mesaba Aviation)                                           6.625     07/01/2019         1,871,253
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       Kenton County, KY Airport Special Facilities
                       (Mesaba Aviation)                                           6.700     07/01/2029         2,464,890
--------------------------------------------------------------------------------------------------------------------------
       2,735,000       Kuttawa, KY (1st Mortgage-GF/Kentucky)                      6.750     03/01/2029         2,620,841
--------------------------------------------------------------------------------------------------------------------------
       2,900,000       Morgantown, KY Solid Waste Disposal (Imco Recycling)        6.000     05/01/2023         2,740,094
--------------------------------------------------------------------------------------------------------------------------
       1,200,000       Morgantown, KY Solid Waste Disposal (Imco Recycling)        7.450     05/01/2022         1,186,344
--------------------------------------------------------------------------------------------------------------------------
       5,740,000       Morgantown, KY Solid Waste Disposal (Imco Recycling)        7.650     05/01/2016         5,752,111
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Perry County, KY Solid Waste Disposal
                       (Weyerhaeuser Company)                                      6.550     04/15/2027         2,119,280
                                                                                                          ----------------
                                                                                                               99,877,871
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA--6.8%
       5,555,000       Calcasieu Parish, LA Industrial Devel. Board Pollution
                       Control (Gulf States Utilities Company)                     6.750     10/01/2012         5,643,880
--------------------------------------------------------------------------------------------------------------------------
       1,375,000       Epps, LA COP 1                                              8.000     06/01/2018         1,417,515
--------------------------------------------------------------------------------------------------------------------------
       3,800,000       LA CDA (Eunice Student Hsg. Foundation)                     7.375     09/01/2033         2,848,138
--------------------------------------------------------------------------------------------------------------------------
         750,000       LA Local Government EF&CD (Oakleigh Apartments)             8.500     06/01/2038           756,713
--------------------------------------------------------------------------------------------------------------------------
       1,170,000       LA Local Government EF&CD Authority (Cypress Apartments)    8.000     04/20/2028         1,144,155
--------------------------------------------------------------------------------------------------------------------------
         535,000       LA Local Government EF&CD Authority (Sharlo Apartments)     8.000     06/20/2028           513,493
--------------------------------------------------------------------------------------------------------------------------
       8,000,000       LA Local Government EF&CD Authority (St. James Place)       7.000     11/01/2029         7,297,200
--------------------------------------------------------------------------------------------------------------------------
       6,000,000       LA Public Facilities Authority
                       (Lake Charles Memorial Hospital)                            8.625     12/01/2030         5,793,420
--------------------------------------------------------------------------------------------------------------------------
       5,350,000       LA Public Facilities Authority (Progressive Healthcare)     6.375     10/01/2028         4,836,775
--------------------------------------------------------------------------------------------------------------------------
       1,875,000       LA Public Facilities Authority ROLs 1                      10.528 2   05/15/2022         2,245,875
--------------------------------------------------------------------------------------------------------------------------
     113,925,000       LA Tobacco Settlement Financing Corp. (TASC)                5.875     05/15/2039       113,422,591
--------------------------------------------------------------------------------------------------------------------------
       9,080,000       LA Tobacco Settlement Financing Corp. (TASC), Series B      5.500     05/15/2030         8,976,306
--------------------------------------------------------------------------------------------------------------------------
          50,000       Lake Charles, LA Non-Profit HDC Section 8 (Chateau)         7.875     02/15/2025            52,090
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Port New Orleans, LA Industrial Devel.
                       (Continental Grain Company)                                 7.500     07/01/2013         1,033,500
--------------------------------------------------------------------------------------------------------------------------


6        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
 $    19,650,000       St. Charles Parish, LA Pollution Control
                       (Louisiana Power & Light)                                   7.500%    06/01/2021   $    19,750,805
--------------------------------------------------------------------------------------------------------------------------
      10,295,000       St. Charles Parish, LA Pollution Control
                       (Union Carbide)                                             7.350     11/01/2022        10,606,939
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       West Feliciana Parish, LA Pollution Control
                       (Gulf States Utilities Company)                             7.700     12/01/2014         1,005,150
--------------------------------------------------------------------------------------------------------------------------
          90,000       West Feliciana Parish, LA Pollution Control
                       (Gulf States Utilities Company)                             7.700     12/01/2014            90,464
                                                                                                          ----------------
                                                                                                              187,435,009
--------------------------------------------------------------------------------------------------------------------------
MAINE--0.3%
       7,595,000       ME Finance Authority Solid Waste Recycling Facilities
                       (Great Northern Paper)                                      7.750     10/01/2022         7,633,886
--------------------------------------------------------------------------------------------------------------------------
       1,530,000       ME State Hsg. Authority Mtg. ROLs 1                        11.016 2   11/15/2022         1,728,349
                                                                                                          ----------------
                                                                                                                9,362,235
--------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.0%
          15,000       Montgomery County, MD Hsg. Opportunities Commission
                       (Multifamily Mtg.), Series C                                7.150     07/01/2023            15,020
--------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.2%
         800,000       MA Devel. Finance Agency (Eastern Nazarene College)         5.625     04/01/2019           800,760
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Devel. Finance Agency (Eastern Nazarene College)         5.625     04/01/2029           970,540
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       MA GO ROLs 1                                               10.558 2   08/01/2027         2,833,800
                                                                                                          ----------------
                                                                                                                4,605,100
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN--3.1%
         365,000       Detroit, MI Hsg. Finance Corp. (Across The
                       Park Section 8 Elderly Hsg.)                                7.875     06/01/2010           366,040
--------------------------------------------------------------------------------------------------------------------------
          95,000       Detroit, MI Local Devel. Finance Authority                  5.500     05/01/2021            89,319
--------------------------------------------------------------------------------------------------------------------------
         250,000       Grand Rapids, MI HFA (Multifamily)                          7.625     09/01/2023           250,500
--------------------------------------------------------------------------------------------------------------------------
       2,625,000       Kent, MI Hospital Finance Authority                         6.250     07/01/2040         2,873,168
--------------------------------------------------------------------------------------------------------------------------
       2,475,000       MI Higher Education Student Loan Authority
                       RITES 1                                                    11.975 2   09/01/2026         2,939,459
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       MI Strategic Fund Limited Obligation (Detroit
                       Edison) ROLs 1                                             12.436 2   06/01/2030         2,585,000
--------------------------------------------------------------------------------------------------------------------------
       2,490,000       MI Strategic Fund Pollution Control (General
                       Motors Corporation)                                         6.200     09/01/2020         2,504,517
--------------------------------------------------------------------------------------------------------------------------
       2,640,000       Wayne Charter County, MI Airport Facilities
                       (Northwest Airlines)                                        6.000     12/01/2029         2,076,862
--------------------------------------------------------------------------------------------------------------------------
       5,175,000       Wayne Charter County, MI Airport Facilities
                       (Northwest Airlines)                                        6.750     12/01/2015         4,536,871
--------------------------------------------------------------------------------------------------------------------------
      15,190,000       Wayne County, MI Airport Authority                          4.750     12/01/2018        15,629,143
--------------------------------------------------------------------------------------------------------------------------
      15,925,000       Wayne County, MI Airport Authority                          4.750     12/01/2019        16,331,088
--------------------------------------------------------------------------------------------------------------------------
      31,195,000       Wayne County, MI Airport Authority                          5.000     12/01/2029        32,138,025
--------------------------------------------------------------------------------------------------------------------------
       2,900,000       Wenonah Park Properties, MI (Bay City Hotel)                7.500     04/01/2033         2,754,188
                                                                                                          ----------------
                                                                                                               85,074,180
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA--1.7%
       1,430,000       Burnsville, MN Commercial Devel. (Holiday Inn)              5.900     04/01/2008         1,419,618
--------------------------------------------------------------------------------------------------------------------------
       1,245,000       Mahtomedi, MN Multifamily (Briarcliff)                      7.350     06/01/2036         1,283,782
--------------------------------------------------------------------------------------------------------------------------
      23,450,000       Minneapolis & St. Paul, MN Metropolitan
                       Airports Commission (Northwest Airlines)                    7.000     04/01/2025        21,406,098
--------------------------------------------------------------------------------------------------------------------------


7        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
 $     5,000,000       Minneapolis & St. Paul, MN Metropolitan
                       Airports Commission (Northwest Airlines)                    7.375%    04/01/2025   $     4,779,150
--------------------------------------------------------------------------------------------------------------------------
       8,150,000       Rochester, MN Hsg. (Wedum Shorewood Campus)                 6.600     06/01/2036         8,323,025
--------------------------------------------------------------------------------------------------------------------------
         690,000       Rochester, MN Multifamily Hsg. (Eastridge Estates)          7.750     12/15/2034           687,916
--------------------------------------------------------------------------------------------------------------------------
       1,700,000       St. Paul, MN Hsg. & Redevel. Authority
                       (Brigecreek Senior Place)                                   7.000     09/15/2037         1,700,051
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       St. Paul, MN Hsg. & Redevel. Authority
                       (Community of Peace Building Company)                       7.875     12/01/2030         2,106,900
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       St. Paul, MN Hsg. & Redevel. Authority
                       (Great Northern Lofts)                                      6.250     03/01/2029         3,025,380
--------------------------------------------------------------------------------------------------------------------------
       2,130,000       St. Paul, MN Hsg. & Redevel. Authority
                       (Upper Landing)                                             7.000     03/01/2029         2,135,155
                                                                                                          ----------------
                                                                                                               46,867,075
--------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
         320,000       Hinds County, MS Urban Renewal (The Lodge
                       Associates, Ltd.) 4,5                                       8.000     10/15/2022           181,926
--------------------------------------------------------------------------------------------------------------------------
       4,375,000       MS Hospital Equipment & Facilities Authority RITES 1       10.415 2   09/01/2024         4,974,463
                                                                                                          ----------------
                                                                                                                5,156,389
--------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.4%
      13,000,000       Branson, MO IDA (Branson Hills)                             7.050     05/01/2027        13,107,380
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Kansas City, MO IDA (Plaza Library)                         5.900     03/01/2024         1,004,420
--------------------------------------------------------------------------------------------------------------------------
       1,400,000       Kansas City, MO IDA (West Paseo)                            6.750     07/01/2036         1,403,752
--------------------------------------------------------------------------------------------------------------------------
       2,500,000       St. Joseph, MO IDA (Living Community of St. Joseph)         7.000     08/15/2032         2,614,950
--------------------------------------------------------------------------------------------------------------------------
         750,000       St. Joseph, MO IDA (Shoppes at North Village)               5.375     11/01/2024           752,768
--------------------------------------------------------------------------------------------------------------------------
       2,500,000       St. Joseph, MO IDA (Shoppes at North Village)               5.500     11/01/2027         2,513,775
--------------------------------------------------------------------------------------------------------------------------
       2,335,000       St. Louis, MO IDA (Kiel Center Multipurpose Arena)          7.750     12/01/2013         2,378,198
--------------------------------------------------------------------------------------------------------------------------
      15,400,000       St. Louis, MO IDA (Kiel Center Multipurpose Arena)          7.875     12/01/2024        15,723,400
                                                                                                          ----------------
                                                                                                               39,498,643
--------------------------------------------------------------------------------------------------------------------------
MONTANA--1.4%
      17,065,000       Lewis & Clark County, MT Environmental (Asarco)             5.600     01/01/2027        15,890,075
--------------------------------------------------------------------------------------------------------------------------
      17,270,000       Lewis & Clark County, MT Environmental (Asarco)             5.850     10/01/2033        16,510,293
--------------------------------------------------------------------------------------------------------------------------
       6,800,000       MT Board of Investment Exempt Facilities
                       (Stillwater Mining Company)                                 8.000     07/01/2020         7,163,120
                                                                                                          ----------------
                                                                                                               39,563,488
--------------------------------------------------------------------------------------------------------------------------
NEVADA--2.3%
      27,210,000       Clark County, NV Industrial Devel.
                       (Nevada Power Company)                                      5.900     10/01/2030        27,209,728
--------------------------------------------------------------------------------------------------------------------------
       6,990,000       Clark County, NV Industrial Devel.
                       (Nevada Power Company), Series A                            5.900     11/01/2032         6,944,775
--------------------------------------------------------------------------------------------------------------------------
      16,150,000       Clark County, NV Industrial Devel.
                       (Southwest Gas Corp.), Series B                             5.000     12/01/2033        16,526,134
--------------------------------------------------------------------------------------------------------------------------
       2,065,000       Clark County, NV Industrial Devel. RITES 1                 12.375 2   12/01/2038         2,612,679
--------------------------------------------------------------------------------------------------------------------------
       9,000,000       Director of the State of NV Dept. of Business & Industry
                       (Las Ventanas Retirement)                                   7.000     11/15/2034         9,326,250
--------------------------------------------------------------------------------------------------------------------------
          95,000       NV Hsg. Division (Single Family Mtg.), Series A             8.625     04/01/2016           100,608
                                                                                                          ----------------
                                                                                                               62,720,174
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
       2,265,000       NH Business Finance Authority (Air Cargo at Pease)          6.750     04/01/2024         2,192,135
--------------------------------------------------------------------------------------------------------------------------


8        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
 $     4,000,000       NH H&EFA (Franklin Pierce College)                          6.050%    10/01/2034   $     4,347,440
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       NH HE&H Facilities Authority (New England
                       College)                                                    5.750     03/01/2009           935,960
                                                                                                          ----------------
                                                                                                                7,475,535
--------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--12.3%
         435,000       NJ EDA (American Airlines)                                  7.100     11/01/2031           318,468
--------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Cascade Corp.)                                      8.250     02/01/2026           100,064
--------------------------------------------------------------------------------------------------------------------------
      24,000,000       NJ EDA (Cigarette Tax)                                      5.500     06/15/2024        25,410,720
--------------------------------------------------------------------------------------------------------------------------
       5,205,000       NJ EDA (Cigarette Tax)                                      5.500     06/15/2031         5,442,036
--------------------------------------------------------------------------------------------------------------------------
      19,205,000       NJ EDA (Cigarette Tax)                                      5.750     06/15/2029        20,605,429
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       NJ EDA (Cigarette Tax)                                      5.750     06/15/2034         3,207,300
--------------------------------------------------------------------------------------------------------------------------
         900,000       NJ EDA (Continental Airlines)                               5.500     04/01/2028           600,453
--------------------------------------------------------------------------------------------------------------------------
       6,800,000       NJ EDA (Continental Airlines)                               6.250     09/15/2019         5,782,992
--------------------------------------------------------------------------------------------------------------------------
      22,195,000       NJ EDA (Continental Airlines)                               6.250     09/15/2029        18,014,350
--------------------------------------------------------------------------------------------------------------------------
       6,120,000       NJ EDA (Continental Airlines)                               6.400     09/15/2023         5,200,409
--------------------------------------------------------------------------------------------------------------------------
         750,000       NJ EDA (Continental Airlines)                               6.625     09/15/2012           692,483
--------------------------------------------------------------------------------------------------------------------------
      12,820,000       NJ EDA (Continental Airlines)                               7.000     11/15/2030        11,282,497
--------------------------------------------------------------------------------------------------------------------------
      15,910,000       NJ EDA (Continental Airlines)                               7.200     11/15/2030        14,342,388
--------------------------------------------------------------------------------------------------------------------------
         100,000       NJ EDA (Continental Airlines)                               9.000     06/01/2033           103,206
--------------------------------------------------------------------------------------------------------------------------
       1,600,000       NJ EDA (Empowerment Zone-Cumberland)                        7.750     08/01/2021         1,601,136
--------------------------------------------------------------------------------------------------------------------------
       3,250,000       NJ EDA Retirement Community (Cedar Crest
                       Village)                                                    7.250     11/15/2031         3,458,910
--------------------------------------------------------------------------------------------------------------------------
       7,395,000       NJ EDA ROLs                                                11.567 2   12/15/2015        11,217,476
--------------------------------------------------------------------------------------------------------------------------
       5,000,000       NJ Health Care Facilities Financing Authority
                       (Raritan Bay Medical Center)                                7.250     07/01/2027         5,212,000
--------------------------------------------------------------------------------------------------------------------------
       1,180,000       NJ Tobacco Settlement Financing Corp. (TASC)                5.750     06/01/2032         1,179,127
--------------------------------------------------------------------------------------------------------------------------
      60,365,000       NJ Tobacco Settlement Financing Corp. (TASC)                6.000     06/01/2037        60,447,096
--------------------------------------------------------------------------------------------------------------------------
      66,945,000       NJ Tobacco Settlement Financing Corp. (TASC)                6.125     06/01/2042        67,414,284
--------------------------------------------------------------------------------------------------------------------------
      44,430,000       NJ Tobacco Settlement Financing Corp. (TASC)                6.250     06/01/2043        45,230,184
--------------------------------------------------------------------------------------------------------------------------
      16,075,000       NJ Tobacco Settlement Financing Corp. (TASC)                6.375     06/01/2032        16,637,786
--------------------------------------------------------------------------------------------------------------------------
      12,590,000       NJ Tobacco Settlement Financing Corp. (TASC)                6.750     06/01/2039        13,331,929
--------------------------------------------------------------------------------------------------------------------------
       4,055,000       NJ Tobacco Settlement Financing Corp. (TASC)                7.000     06/01/2041         4,385,726
                                                                                                          ----------------
                                                                                                              341,218,449
--------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.5%
      11,500,000       Sandoval County, NM (Santa Ana Pueblo)                      7.750     07/01/2015        12,024,975
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Ventana West, NM Public Improvement District
                       Special Levy                                                6.875     08/01/2033         1,022,850
                                                                                                          ----------------
                                                                                                               13,047,825
--------------------------------------------------------------------------------------------------------------------------
NEW YORK--1.0%
       3,000,000       Albany, NY IDA (New Covenant Charter School) 3              7.000     05/01/2035         2,880,510
--------------------------------------------------------------------------------------------------------------------------
       2,825,000       NYC IDA (American Airlines)                                 5.400     07/01/2019         1,798,593
--------------------------------------------------------------------------------------------------------------------------
       3,815,000       NYC IDA (American Airlines)                                 5.400     07/01/2020         2,505,387
--------------------------------------------------------------------------------------------------------------------------
       6,905,000       NYC IDA (American Airlines)                                 6.900     08/01/2024         5,037,059
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       NYC IDA (Liberty-7 World Trade Center) 1                    6.500     03/01/2035         2,045,880
--------------------------------------------------------------------------------------------------------------------------
         500,000       NYC IDA Special Facilities (JFK International
                       Airport)                                                    8.000     08/01/2012           460,755
--------------------------------------------------------------------------------------------------------------------------
       5,000,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                       Obligated Group)                                            6.625     07/01/2019         5,324,650
--------------------------------------------------------------------------------------------------------------------------
       1,350,000       Otsego County, NY IDA (Hartwick College)                    6.000     07/01/2013         1,366,713
--------------------------------------------------------------------------------------------------------------------------
       1,435,000       Otsego County, NY IDA (Hartwick College)                    6.000     07/01/2014         1,444,399
--------------------------------------------------------------------------------------------------------------------------


9        |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $     1,520,000       Otsego County, NY IDA (Hartwick College)                    6.000%    07/01/2015   $     1,521,155
--------------------------------------------------------------------------------------------------------------------------
       1,610,000       Otsego County, NY IDA (Hartwick College)                    6.000     07/01/2016         1,598,859
--------------------------------------------------------------------------------------------------------------------------
       1,915,000       TSASC, Inc. (TFABs)                                         6.250     07/15/2034         1,990,528
                                                                                                          ----------------
                                                                                                               27,974,488
--------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.0%
         600,000       Charlotte, NC Douglas International Airport
                       Special Facilities (US Airways) 1,4,5                       7.750     02/01/2028           420,000
--------------------------------------------------------------------------------------------------------------------------
         420,000       Charlotte, NC Special Facilities
                       (Charlotte/Douglas International Airport) 1,4,5             5.600     07/01/2027           217,350
                                                                                                          ----------------
                                                                                                                  637,350
--------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
       2,605,000       Richland County, ND Hsg. (Birchwood Properties)             6.750     05/01/2029         2,535,681
--------------------------------------------------------------------------------------------------------------------------
OHIO--2.7%
       1,520,000       Butler County, OH Hsg. (Anthony Wayne
                       Apartments)                                                 6.500     09/01/2030         1,371,450
--------------------------------------------------------------------------------------------------------------------------
      10,565,000       Cleveland, OH Airport (Continental Airlines)                5.375     09/15/2027         7,543,516
--------------------------------------------------------------------------------------------------------------------------
      12,245,000       Cleveland, OH Airport (Continental Airlines)                5.700     12/01/2019         9,781,796
--------------------------------------------------------------------------------------------------------------------------
       8,030,000       Coshocton County, OH Solid Waste Disposal
                       (Stone Container Corp.)                                     7.875     08/01/2013         8,099,138
--------------------------------------------------------------------------------------------------------------------------
      18,480,000       Hamilton, OH Electric 3                                     4.600     10/15/2020        19,071,545
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Moraine, OH Solid Waste Disposal (General
                       Motors Corp.)                                               5.650     07/01/2024         1,398,525
--------------------------------------------------------------------------------------------------------------------------
      12,190,000       OH Solid Waste (General Motors Corp.)                       6.300     12/01/2032        12,100,769
--------------------------------------------------------------------------------------------------------------------------
      16,320,000       Port Authority of Columbiana, OH Solid Waste
                       (Apex Environmental)                                        7.250     08/01/2034        16,415,798
                                                                                                          ----------------
                                                                                                               75,782,537
--------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.9%
       2,635,000       Cleveland County, OK IDA (Vaughn Foods)                     6.750     12/01/2012         2,649,677
--------------------------------------------------------------------------------------------------------------------------
       2,365,000       Cleveland County, OK IDA (Vaughn Foods)                     7.100     12/01/2024         2,391,559
--------------------------------------------------------------------------------------------------------------------------
       1,015,000       Ellis County, OK Industrial Authority
                       (W.B. Johnston Grain of Shattuck)                           7.100     08/01/2023         1,040,923
--------------------------------------------------------------------------------------------------------------------------
       2,760,000       Ellis County, OK Industrial Authority
                       (W.B. Johnston Grain of Shattuck)                           7.500     08/01/2023         2,912,104
--------------------------------------------------------------------------------------------------------------------------
       4,080,000       Jackson County, OK Memorial Hospital Authority
                       (Jackson County Memorial)                                   7.300     08/01/2015         4,186,121
--------------------------------------------------------------------------------------------------------------------------
       9,000,000       OK Devel. Finance Authority (Doane Products
                       Company)                                                    6.250     07/15/2023         8,303,040
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Oklahoma City, OK Industrial & Cultural
                       Facilities (Aero Obligated Group)                           6.750     01/01/2023         1,494,915
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       Ottawa, OK Finance Authority (Doane Products
                       Company)                                                    7.250     06/01/2017         2,833,380
--------------------------------------------------------------------------------------------------------------------------
      11,030,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                                   5.375     12/01/2035        10,717,630
--------------------------------------------------------------------------------------------------------------------------
       4,485,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                                   6.250     06/01/2020         3,814,358
--------------------------------------------------------------------------------------------------------------------------
          50,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                                   7.350     12/01/2011            49,382
--------------------------------------------------------------------------------------------------------------------------
      10,500,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                                   7.750     06/01/2035        10,879,260
                                                                                                          ----------------
                                                                                                               51,272,349


10       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
OREGON--0.0%
 $     3,000,000       Port of Portland, OR Special Obligation (Delta
                       Air Lines)                                                  6.200%    09/01/2022   $     1,353,210
--------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.7%
       7,000,000       GMAC Municipal Mortgage Trust                               5.500     10/31/2040         7,045,710
--------------------------------------------------------------------------------------------------------------------------
      13,000,000       GMAC Municipal Mortgage Trust                               5.700     10/31/2040        13,084,110
                                                                                                          ----------------
                                                                                                               20,129,820
--------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--6.8%
       1,250,000       Allegheny County, PA HDA (The Covenant at
                       South Hills)                                                8.750     02/01/2031           811,888
--------------------------------------------------------------------------------------------------------------------------
       4,370,000       Allegheny County, PA HDA (West Penn Allegheny
                       Health System)                                              9.250     11/15/2015         5,164,728
--------------------------------------------------------------------------------------------------------------------------
       6,000,000       Allegheny County, PA HDA (West Penn Allegheny
                       Health System)                                              9.250     11/15/2022         7,091,160
--------------------------------------------------------------------------------------------------------------------------
      36,010,000       Allegheny County, PA HDA (West Penn Allegheny
                       Health System)                                              9.250     11/15/2030        42,558,779
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       Beaver County, PA IDA (Cleveland Electric
                       Illuminating Company)                                       7.750     07/15/2025         3,094,170
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Chester County, PA H&EFA (Jenners Pond)                     7.750     07/01/2034         1,037,720
--------------------------------------------------------------------------------------------------------------------------
         440,000       Horsham, PA Industrial & Commercial Devel.
                       Authority (GF/Pennsylvania Property)                        7.375     09/01/2008           433,695
--------------------------------------------------------------------------------------------------------------------------
       5,040,000       Horsham, PA Industrial & Commercial Devel.
                       Authority (GF/Pennsylvania Property)                        8.375     09/01/2024         4,804,430
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Lawrence County, PA IDA (Shenango Presbyterian
                       Center)                                                     7.500     11/15/2031         1,004,500
--------------------------------------------------------------------------------------------------------------------------
         450,000       New Morgan, PA IDA (Browning-Ferris Industries)             6.500     04/01/2019           450,014
--------------------------------------------------------------------------------------------------------------------------
       5,000,000       PA EDFA (National Gypsum Company)                           6.250     11/01/2027         5,386,750
--------------------------------------------------------------------------------------------------------------------------
      66,875,000       PA EDFA (Reliant Energy)                                    6.750     12/01/2036        72,125,356
--------------------------------------------------------------------------------------------------------------------------
      10,500,000       PA EDFA (Reliant Energy)                                    6.750     12/01/2036        11,324,355
--------------------------------------------------------------------------------------------------------------------------
      23,275,000       PA EDFA (Reliant Energy)                                    6.750     12/01/2036        25,102,320
--------------------------------------------------------------------------------------------------------------------------
       8,000,000       PA EDFA (Reliant Energy)                                    6.750     12/01/2036         8,628,080
                                                                                                          ----------------
                                                                                                              189,017,945
--------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.3%
       1,760,000       Central Falls, RI Detention Facility Corp.
                       (Donald W. Wyatt Detention)                                10.000     02/15/2035         1,763,819
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       RI Hsg. & Mtg. Finance Corp. RITES 1                       10.834 2   10/01/2022         2,216,600
--------------------------------------------------------------------------------------------------------------------------
      40,360,000       RI Tobacco Settlement Financing Corp. (TASC)                6.250     06/01/2042        40,689,741
--------------------------------------------------------------------------------------------------------------------------
      17,745,000       RI Tobacco Settlement Financing Corp. (TASC),
                       Series A                                                    6.125     06/01/2032        17,895,833
                                                                                                          ----------------
                                                                                                               62,565,993
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.0%
       1,510,000       Florence County, SC Industrial Devel. (Stone
                       Container Corp.)                                            7.375     02/01/2007         1,523,228
--------------------------------------------------------------------------------------------------------------------------
       7,810,000       Greenville County, SC School District ROLs                  8.977 2   12/01/2020         9,207,053
--------------------------------------------------------------------------------------------------------------------------
       6,250,000       SC Connector 2000 Association Toll Road,
                       Series B                                                    0.000 6   01/01/2020         2,787,000
--------------------------------------------------------------------------------------------------------------------------
       8,500,000       SC Connector 2000 Association Toll Road,
                       Series B                                                    0.000 6   01/01/2024         2,995,910
--------------------------------------------------------------------------------------------------------------------------
       7,315,000       SC GO ROLs                                                  8.008 2   08/01/2019         8,070,566
--------------------------------------------------------------------------------------------------------------------------
       1,820,000       SC Hsg. Finance & Devel. Authority RITES 1                  9.588 2   01/01/2023         1,954,534
--------------------------------------------------------------------------------------------------------------------------
           5,000       SC Resource Authority Local Government Program              7.250     06/01/2020             5,018
--------------------------------------------------------------------------------------------------------------------------


11       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
 $    18,765,000       SC Tobacco Settlement Management Authority,
                       Series B                                                    6.375%    05/15/2028   $    19,299,240
--------------------------------------------------------------------------------------------------------------------------
       6,460,000       SC Tobacco Settlement Management Authority,
                       Series B                                                    6.375     05/15/2030         6,793,207
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Spartanburg County, SC Solid Waste Disposal
                       Facilities (BMW US Capital Corp.)                           7.550     11/01/2024         2,082,200
--------------------------------------------------------------------------------------------------------------------------
         110,000       York County, SC (Hoechst Celanese Corp.)                    5.700     01/01/2024           109,965
--------------------------------------------------------------------------------------------------------------------------
          30,000       York County, SC Pollution Control (Bowater)                 7.400     01/01/2010            30,051
                                                                                                          ----------------
                                                                                                               54,857,972
--------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.6%
      35,530,000       SD Educational Enhancement Funding Corp.
                       Tobacco Settlement                                          6.500     06/01/2032        36,779,235
--------------------------------------------------------------------------------------------------------------------------
       6,444,756       Sioux Falls, SD Economic Devel. (City Centre
                       Hotel)                                                      7.000 7   11/01/2016         6,400,416
                                                                                                          ----------------
                                                                                                               43,179,651
--------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.8%
         400,000       Hamilton County, TN Industrial Devel. Board
                       (Park at 58)                                                6.700     03/01/2021           346,656
--------------------------------------------------------------------------------------------------------------------------
      12,550,000       Maury County, TN Industrial Devel. Board
                       (General Motors Company)                                    6.500     09/01/2024        12,695,455
--------------------------------------------------------------------------------------------------------------------------
       4,335,000       McMinn County, TN Industrial Devel. Board
                       Pollution Control (Calhoun Newsprint)                       7.625     03/01/2016         4,343,020
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       McMinn County, TN Industrial Devel. Board
                       Solid Waste (Calhoun Newsprint)                             7.400     12/01/2022         1,507,725
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       Metropolitan Knoxville, TN Airport Authority
                       (Northwest Airlines)                                        8.000     04/01/2032         2,979,690
--------------------------------------------------------------------------------------------------------------------------
         800,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                       Stonegate)                                                  5.900     07/01/2018           644,248
--------------------------------------------------------------------------------------------------------------------------
         655,000       Shelby County, TN HE&HF (Cornerstone-Cameron &
                       Stonegate)                                                  6.000     07/01/2028           492,102
                                                                                                          ----------------
                                                                                                               23,008,896
--------------------------------------------------------------------------------------------------------------------------
TEXAS--8.7%
       8,155,000       Alliance Airport Authority, TX (American
                       Airlines)                                                   7.500     12/01/2029         6,399,881
--------------------------------------------------------------------------------------------------------------------------
       5,015,000       Alliance Airport Authority, TX (Federal
                       Express Corp.)                                              6.375     04/01/2021         5,257,225
--------------------------------------------------------------------------------------------------------------------------
         540,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                       7.500     01/01/2013           548,548
--------------------------------------------------------------------------------------------------------------------------
         800,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                       8.000     01/01/2031           801,896
--------------------------------------------------------------------------------------------------------------------------
       1,195,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                       8.250     12/01/2037         1,064,136
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Bexar County, TX HFC (American Opportunity
                       Hsg.)                                                       9.250     12/01/2037           878,890
--------------------------------------------------------------------------------------------------------------------------
         220,000       Bexar County, TX HFC (Honey Creek LLC)                      8.000     04/01/2030           219,294
--------------------------------------------------------------------------------------------------------------------------
       1,460,000       Bexar County, TX HFC (Perrin Square)                        9.750     11/20/2031         1,445,882
--------------------------------------------------------------------------------------------------------------------------
      18,720,000       Brazos River Authority, TX (Centerpoint Energy)             4.250     03/01/2017        18,846,547
--------------------------------------------------------------------------------------------------------------------------
       3,150,000       Brazos River Authority, TX (TXU Energy Company)             6.750     10/01/2038         3,460,275
--------------------------------------------------------------------------------------------------------------------------
       8,000,000       Brazos River Authority, TX (TXU Energy Company)             7.700     04/01/2033         9,489,920
--------------------------------------------------------------------------------------------------------------------------
      17,500,000       Cambridge, TX Student Hsg. (Cambridge Student
                       Hsg. Devel.)                                                7.000     11/01/2039        17,616,200
--------------------------------------------------------------------------------------------------------------------------
      10,455,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                         6.050     05/01/2029        10,339,577
--------------------------------------------------------------------------------------------------------------------------
         100,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                         6.150     05/01/2029            92,570
--------------------------------------------------------------------------------------------------------------------------
       3,500,000       Dallas-Fort Worth, TX International Airport
                       (American Airlines)                                         7.250     11/01/2030         2,623,950
--------------------------------------------------------------------------------------------------------------------------


12       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
 $       235,000       Dallas-Fort Worth, TX International Airport
                       (Delta Air Lines) 1                                         7.625%    11/01/2021   $        94,298
--------------------------------------------------------------------------------------------------------------------------
       6,000,000       Dallas-Fort Worth, TX International Airport
                       RITES 1                                                    10.255 2   11/01/2027         6,362,280
--------------------------------------------------------------------------------------------------------------------------
       8,125,000       Dallas-Fort Worth, TX International Airport
                       ROLs 1                                                     12.436 2   11/01/2033        10,365,225
--------------------------------------------------------------------------------------------------------------------------
       7,240,000       El Paso, TX Health Facilities Devel. Corp.
                       (Bienvivir Senior Health Services)                          7.750     08/15/2031         7,816,666
--------------------------------------------------------------------------------------------------------------------------
          10,000       Galveston, TX Special Contract (Farmers Export
                       Company)                                                    6.750     05/01/2007            10,037
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       Grapevine, TX IDC (Air Cargo)                               6.500     01/01/2024         1,043,690
--------------------------------------------------------------------------------------------------------------------------
       4,660,000       Gulf Coast, TX IDA (Citgo Petroleum Corp.)                  7.500     05/01/2025         5,226,982
--------------------------------------------------------------------------------------------------------------------------
          80,000       Gulf Coast, TX Waste Disposal Authority (FMC
                       Corp.)                                                      7.050     10/01/2009            81,680
--------------------------------------------------------------------------------------------------------------------------
       5,950,000       Harris County, TX Industrial Devel. Corp.
                       (Continental Airlines)                                      5.375     07/01/2019         4,486,241
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       HFDC of Central TX (Lutheran Social Services
                       of the South)                                               6.875     02/15/2032         2,054,220
--------------------------------------------------------------------------------------------------------------------------
       4,000,000       HFDC of Central TX (Villa De San Antonio)                   6.250     05/15/2036         4,008,440
--------------------------------------------------------------------------------------------------------------------------
       6,045,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      5.700     07/15/2029         4,429,655
--------------------------------------------------------------------------------------------------------------------------
       2,295,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      5.700     07/15/2029         1,681,730
--------------------------------------------------------------------------------------------------------------------------
       8,020,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      6.125     07/15/2017         6,793,902
--------------------------------------------------------------------------------------------------------------------------
         660,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      6.125     07/15/2027           525,426
--------------------------------------------------------------------------------------------------------------------------
       3,425,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      6.125     07/15/2027         2,726,643
--------------------------------------------------------------------------------------------------------------------------
      17,750,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      6.750     07/01/2021        15,622,663
--------------------------------------------------------------------------------------------------------------------------
      24,995,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      6.750     07/01/2029        21,459,957
--------------------------------------------------------------------------------------------------------------------------
         980,000       Houston, TX Airport Special Facilities
                       (Continental Airlines)                                      7.375     07/01/2022           915,418
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Houston, TX HFDC (Buckinham Senior Living
                       Community)                                                  7.000     02/15/2026         1,612,215
--------------------------------------------------------------------------------------------------------------------------
       5,000,000       Houston, TX HFDC (Buckinham Senior Living
                       Community)                                                  7.125     02/15/2034         5,380,750
--------------------------------------------------------------------------------------------------------------------------
       2,200,000       IAH TX Public Facility Corp.                                7.750     05/01/2026         2,146,650
--------------------------------------------------------------------------------------------------------------------------
       2,500,000       Lancaster, TX Independent School District GO
                       RITES 1                                                    13.323 2   02/15/2034         3,711,250
--------------------------------------------------------------------------------------------------------------------------
       9,000,000       Lewisville, TX GO                                           6.125     09/01/2029         9,831,690
--------------------------------------------------------------------------------------------------------------------------
       1,790,000       Lubbock, TX HFC (Las Colinas Quail Creek
                       Apartments)                                                 6.000     07/01/2032         1,821,611
--------------------------------------------------------------------------------------------------------------------------
         140,000       Matagorda County, TX Navigation District
                       (Reliant Energy)                                            5.950     05/01/2030           142,149
--------------------------------------------------------------------------------------------------------------------------
       1,350,000       Newton County, TX Public Facility Corp. 1                   8.000     03/01/2019         1,372,977
--------------------------------------------------------------------------------------------------------------------------
       2,250,000       North Central, TX HFDC (Northwest Senior Hsg.
                       Corp.)                                                      7.500     11/15/2029         2,435,513
--------------------------------------------------------------------------------------------------------------------------
       1,860,000       Nueces County, TX HFC (Dolphins Landing
                       Apartments)                                                 6.875     07/01/2030         1,874,489
--------------------------------------------------------------------------------------------------------------------------
         400,000       Nueces, TX River Authority (Asarco)                         5.600     04/01/2018           379,536
--------------------------------------------------------------------------------------------------------------------------
         965,000       Nueces, TX River Authority (Asarco)                         5.600     01/01/2027           898,010
--------------------------------------------------------------------------------------------------------------------------


13       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
 $        75,000       Port Corpus Christi, TX Industrial Devel.
                       Corp. (Citgo Petroleum Corp.)                               8.250%    11/01/2031   $        80,572
--------------------------------------------------------------------------------------------------------------------------
       5,405,000       Port of Bay City, TX (Hoechst Celanese Corp.)               6.500     05/01/2026         5,529,910
--------------------------------------------------------------------------------------------------------------------------
      15,000,000       Port of Corpus Christi, TX Authority (CNA
                       Holdings)                                                   6.700     11/01/2030        15,804,900
--------------------------------------------------------------------------------------------------------------------------
          45,000       Southeast TX HFC (Forest View Apartments)                   8.750     11/01/2023            38,709
--------------------------------------------------------------------------------------------------------------------------
       2,500,000       TX GO RITES 1                                              14.775 2   12/01/2028         3,033,950
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       TX Research Division RITES 1                               13.175 2   06/01/2029         3,515,100
--------------------------------------------------------------------------------------------------------------------------
       2,320,000       TX State Affordable Hsg. Corp. (American Hsg.
                       Foundation)                                                 8.000     03/01/2032         1,395,666
--------------------------------------------------------------------------------------------------------------------------
          50,000       TX Student Hsg. Corp. (University of North
                       Texas)                                                      6.000     07/01/2011            48,580
--------------------------------------------------------------------------------------------------------------------------
          40,000       TX Student Hsg. Corp. (University of North
                       Texas)                                                      6.750     07/01/2021            38,090
--------------------------------------------------------------------------------------------------------------------------
         200,000       TX Student Hsg. Corp. (University of North
                       Texas)                                                      6.850     07/01/2031           187,218
--------------------------------------------------------------------------------------------------------------------------
       4,000,000       TX Turnpike Authority ROLs 1                               10.528 2   08/15/2042         4,355,840
                                                                                                          ----------------
                                                                                                              240,425,319
U.S. POSSESSIONS--1.4%
       1,155,000       Guam EDA (Royal Socio Apartments) 4,5                       9.500     11/01/2018         1,126,991
--------------------------------------------------------------------------------------------------------------------------
       9,500,000       Northern Mariana Islands, Series A                          6.750     10/01/2033        10,420,835
--------------------------------------------------------------------------------------------------------------------------
       4,000,000       Puerto Rico Children's Trust Fund (TASC)                    5.500     05/15/2039         4,010,280
--------------------------------------------------------------------------------------------------------------------------
       5,045,000       Puerto Rico Children's Trust Fund (TASC)                    5.625     05/15/2043         5,056,452
--------------------------------------------------------------------------------------------------------------------------
         500,000       Puerto Rico IMEPCF (American Airlines)                      6.450     12/01/2025           376,125
--------------------------------------------------------------------------------------------------------------------------
          75,000       Puerto Rico ITEMECF (Mennonite General
                       Hospital)                                                   6.500     07/01/2012            75,524
--------------------------------------------------------------------------------------------------------------------------
      18,910,000       Puerto Rico Port Authority (American
                       Airlines), Series A                                         6.250     06/01/2026        13,965,035
--------------------------------------------------------------------------------------------------------------------------
       3,950,000       Puerto Rico Port Authority (American
                       Airlines), Series A                                         6.300     06/01/2023         2,999,946
                                                                                                          ----------------
                                                                                                               38,031,188
--------------------------------------------------------------------------------------------------------------------------
UTAH--0.1%
         650,000       Carbon County, UT Solid Waste Disposal
                       (Allied Waste Industries)                                   7.450     07/01/2017           669,825
--------------------------------------------------------------------------------------------------------------------------
       1,385,000       Carbon County, UT Solid Waste Disposal
                       (Allied Waste Industries)                                   7.500     02/01/2010         1,419,625
--------------------------------------------------------------------------------------------------------------------------
       1,975,000       UT HFA (RHA Community Service of Utah)                      6.875     07/01/2027         1,940,596
                                                                                                          ----------------
                                                                                                                4,030,046
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.3%
       2,275,000       Bedford County, VA IDA (Georgia-Pacific Corp.)              6.550     12/01/2025         2,380,310
--------------------------------------------------------------------------------------------------------------------------
          90,000       Giles County, VA IDA (Hoechst Celanese Corp.)               5.950     12/01/2025            90,110
--------------------------------------------------------------------------------------------------------------------------
       7,915,000       Giles County, VA IDA (Hoechst Celanese Corp.)               6.625     12/01/2022         7,945,156
--------------------------------------------------------------------------------------------------------------------------
       1,750,000       Halifax County, VA IDA RITES 1                             12.705 2   06/01/2028         2,440,970
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       Hopewell, VA IDA (Stone Container Corp.)                    8.250     05/01/2010         2,043,000
--------------------------------------------------------------------------------------------------------------------------
         235,000       Hopewell, VA IDA (Stone Container Corp.)                    8.250     06/01/2016           240,053
--------------------------------------------------------------------------------------------------------------------------
       1,100,000       Norfolk, VA Redevel. & Hsg. Authority (First
                       Mtg.-Retirement Community)                                  6.125     01/01/2035         1,100,319
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania)                                               7.500     01/01/2014         1,537,665
--------------------------------------------------------------------------------------------------------------------------
       4,000,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania)                                               7.550     01/01/2019         4,100,440
--------------------------------------------------------------------------------------------------------------------------
       2,250,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2007         1,934,258
--------------------------------------------------------------------------------------------------------------------------


14       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
 $     4,050,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000% 6  08/15/2012   $     2,741,081
--------------------------------------------------------------------------------------------------------------------------
         100,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2015            56,199
--------------------------------------------------------------------------------------------------------------------------
         865,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2016           458,052
--------------------------------------------------------------------------------------------------------------------------
       1,125,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2018           412,819
--------------------------------------------------------------------------------------------------------------------------
       1,845,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2019           632,171
--------------------------------------------------------------------------------------------------------------------------
         125,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2019            55,331
--------------------------------------------------------------------------------------------------------------------------
         825,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        0.000 6   08/15/2030           182,911
--------------------------------------------------------------------------------------------------------------------------
       3,000,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        5.250     08/15/2008         3,090,180
--------------------------------------------------------------------------------------------------------------------------
       5,510,000       Pocahontas Parkway Association, VA (Route 895
                       Connector Toll Road)                                        5.500     08/15/2028         5,410,875
                                                                                                          ----------------
                                                                                                               36,851,900
--------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.8%
       3,000,000       Chelan County, WA Public Utility District
                       RITES 1                                                    12.578 2   01/01/2036         3,867,240
--------------------------------------------------------------------------------------------------------------------------
       3,500,000       Grant County, WA Public Utility District RITES 1           10.352 2   01/01/2022         3,869,670
--------------------------------------------------------------------------------------------------------------------------
         100,000       Port Camas, WA Public Industrial Corp.
                       (James River Corp. of VA)                                   6.700     04/01/2023           100,086
--------------------------------------------------------------------------------------------------------------------------
       1,600,000       Port Seattle, WA Special Facility (Northwest
                       Airlines)                                                   7.125     04/01/2020         1,525,184
--------------------------------------------------------------------------------------------------------------------------
      24,900,000       Port Seattle, WA Special Facility (Northwest
                       Airlines)                                                   7.250     04/01/2030        23,545,938
--------------------------------------------------------------------------------------------------------------------------
       4,810,000       WA Tobacco Settlement Authority (TASC)                      6.500     06/01/2026         5,061,082
--------------------------------------------------------------------------------------------------------------------------
      12,725,000       WA Tobacco Settlement Authority (TASC)                      6.625     06/01/2032        13,294,953
                                                                                                          ----------------
                                                                                                               51,264,153
--------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.1%
       1,000,000       Kanawha County, WV Industrial Devel. (Union
                       Carbide Chemical & Plastics Company)                        8.000     08/01/2020         1,001,370
--------------------------------------------------------------------------------------------------------------------------
       1,500,000       Upshur County, WV Solid Waste Disposal
                       (Weyerhaeuser Company)                                      7.000     07/15/2025         1,546,875
                                                                                                          ----------------
                                                                                                                2,548,245
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN--2.1%
          20,000       Badger, WI Tobacco Asset Securitization Corp.               6.125     06/01/2027            20,448
--------------------------------------------------------------------------------------------------------------------------
      34,550,000       Badger, WI Tobacco Asset Securitization Corp.               6.375     06/01/2032        35,317,010
--------------------------------------------------------------------------------------------------------------------------
         600,000       Milwaukee, WI (Aero Milwaukee)                              6.500     01/01/2025           632,862
--------------------------------------------------------------------------------------------------------------------------
       1,420,000       Milwaukee, WI (Air Cargo)                                   7.500     01/01/2025         1,456,324
--------------------------------------------------------------------------------------------------------------------------
         165,000       New Berlin, WI Hsg. Authority (Pinewood Creek)              6.800     11/01/2012           171,188
--------------------------------------------------------------------------------------------------------------------------
         160,000       New Berlin, WI Hsg. Authority (Pinewood Creek)              6.850     05/01/2013           166,000
--------------------------------------------------------------------------------------------------------------------------
       1,535,000       New Berlin, WI Hsg. Authority (Pinewood Creek)              7.125     05/01/2024         1,588,725
--------------------------------------------------------------------------------------------------------------------------
       1,000,000       WI H&EFA (Eastcastle Place)                                 6.125     12/01/2034           980,000
--------------------------------------------------------------------------------------------------------------------------
       4,400,000       WI H&EFA (Hess Memorial Hospital Association)               7.750     11/01/2015         4,592,676
--------------------------------------------------------------------------------------------------------------------------
       2,600,000       WI H&EFA (National Regency of New Berlin)                   7.750     08/15/2015         2,732,392
--------------------------------------------------------------------------------------------------------------------------
       6,200,000       WI H&EFA (National Regency of New Berlin)                   8.000     08/15/2025         6,556,624
--------------------------------------------------------------------------------------------------------------------------
       2,000,000       WI H&EFA RITES 1                                           11.323 2   02/15/2032         2,469,480
--------------------------------------------------------------------------------------------------------------------------


15       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                                  COUPON      MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
 $       250,000       WI Lac Courte Oreilles Band of Lake Superior
                       Chippewa Indians                                            8.000%    12/01/2018   $       251,353
                                                                                                          ----------------
                                                                                                               56,935,082
--------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
          25,000       Sweetwater County, WY Solid Waste Disposal
                       (FMC Corp.)                                                 6.900     09/01/2024            25,334
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,660,987,459)--102.6%                                                   2,844,781,349
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.6)                                                                  (73,152,834)
                                                                                                          ----------------
NET ASSETS--100.0%                                                                                        $ 2,771,628,515
                                                                                                          ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $159,651,815, which represents 5.76% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments..

3. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

4. Issue is in default. See accompanying Notes to Quarterly Statement of Investments.

5.    Non-income producing security.

6.    Represents a zero coupon bond.

7. Represents the current interest rate for a variable or increasing rate security.


16       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

-------------------------------------------------------------------------
Summary of Ratings     April 30, 2005
-------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                 PERCENT
-------------------------------------------------------------------------------
AAA                                                                        8.7%
AA                                                                         2.8
A                                                                          2.0
BBB                                                                       35.4
BB                                                                         8.2
B                                                                         12.4
CCC                                                                        2.1
CC                                                                         2.9
Not Rated                                                                 25.5
                                                                       --------
TOTAL                                                                    100.0%
                                                                       ========

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA      Atlanta Development Authority
CAU      Clark Atlanta University
CCRC     Continuing Care Retirement Community
CDA      Communities Development Authority
COP      Certificates of Participation
DA       Dormitory Authority
DRIVERS  Derivative Inverse Tax Exempt Receipts
EDA      Economic Development Authority
EDFA     Economic Development Finance Authority
EF&CD    Environmental Facilities and Community Development
GO       General Obligation
H&EFA    Health and Educational Facilities Authority
HDA      Hospital Development Authority
HDC      Housing Development Corp.
HE&H     Higher Educational and Health
HE&HF    Higher Educational and Housing Facilities
HFA      Housing Finance Agency/Authority
HFC      Housing Finance Corp.
HFDC     Health Facilities Development Corp.
HJDOI    Hospital for Joint Diseases Orthopedic Institute
IDA      Industrial Development Agency
IDC      Industrial Development Corporation
IMEPCF   Industrial, Medical and Environmental Pollution Control Facilities
IRS      Inverse Rate Security
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK      John Fitzgerald Kennedy
MSH/NYU  Mount Sinai Hospital/New York University
NYC      New York City


17       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

NYS      New York State
Res Rec  Resource Recovery Facility
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
TASC     Tobacco Settlement Asset-Backed Bonds
TFABs    Tobacco Flexible Amortization Bonds

--------------------------------------------------------------------------------
Industry Concentrations   April 30, 2005/Unaudited
--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                         VALUE      PERCENT
-----------------------------------------------------------------------------------------------------
Tobacco Settlements                                                     $  714,730,212          25.1%
Airlines                                                                   436,755,175          15.3
Electric Utilities                                                         266,313,076           9.4
Hospital/Health Care                                                       162,635,323           5.7
Hotels, Restaurants & Leisure                                              157,218,171           5.5
Marine/Aviation Facilities                                                 144,817,742           5.1
Multifamily Housing                                                        130,380,860           4.6
Adult Living Facilities                                                     99,725,611           3.5
Special Assessment                                                          95,797,146           3.4
General Obligation                                                          93,803,867           3.3
Pollution Control                                                           69,933,042           2.5
Sales Tax Revenue                                                           56,165,418           2.0
Paper, Containers & Packaging                                               54,177,183           1.9
Resource Recovery                                                           53,705,352           1.9
Gas Utilities                                                               51,267,185           1.8
Manufacturing, Non-Durable Goods                                            46,447,633           1.6
Manufacturing, Durable Goods                                                43,095,187           1.5
Special Tax                                                                 35,942,963           1.3
Education                                                                   34,983,638           1.2
Highways/Railways                                                           25,112,627           0.9
Higher Education                                                            22,343,636           0.8
Sports Facility Revenue                                                     18,101,598           0.6
Not-for-Profit Organization                                                 13,159,370           0.5
Single Family Housing                                                       11,689,268           0.4
Municipal Leases                                                             4,836,372           0.2
Parking Fee Revenue                                                          1,568,340           0.0
Sewer Utilities                                                                 75,354           0.0
                                                                        -----------------------------
Total                                                                   $2,844,781,349         100.0%
                                                                        =============================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,661,157,410
                                              ===============

Gross unrealized appreciation                 $  193,812,875
Gross unrealized depreciation                    (10,188,936)
                                              ---------------
Net unrealized appreciation                   $  183,623,939
                                              ===============


18       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Oppenheimer Rochester National Municipals
STATEMENT OF INVESTMENTS APRIL 30, 2005 / UNAUDITED

--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $21,324,023 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 35% of its total assets in inverse floaters. Inverse floaters amount to $173,419,940 as of April 30, 2005. Including the effect of leverage, inverse floaters represent 14.70% of the Fund's total assets as of April 30, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2005, securities with an aggregate market value of $27,653,940, representing 1.00% of the Fund's net assets, were in default.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


19       |        OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS


ITEM 2. CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        (a) Exhibits attached hereto. (Attach certifications as exhibits)


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester National Municipals


 By:     /S/ JOHN V. MURPHY
         ----------------------------

         John V. Murphy

         Principal Executive Officer

 Date:   June 15, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By:      /S/ JOHN V. MURPHY
         ----------------------------

         John V. Murphy

         Principal Executive Officer

Date:    June 15, 2005





By:      /S/ BRIAN W. WIXTED
         ----------------------------

         Brian W. Wixted

         Chief Financial Officer

Date:    June 15, 2005